Common Stock and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2014
Common Stock and Additional Paid-in Capital [Abstract]
Common Stock and Additional Paid-in Capital

10. Common Stock and Additional Paid-in Capital:

Dividends

On May 8, 2014, the Company announced that its Board of Directors declared a quarterly cash dividend with respect to the quarter ended March 31, 2014 of $0.19 per common share, to shareholders on record as of May 20, 2014. The dividend was paid on May 29, 2014.

Restricted stock awards:

On February 14, 2012, the Company's Compensation Committee approved the grant of 112,950 shares of non-vested common stock to officers and key employees of the Company's subsidiary, Ocean Rig AS, as a bonus for their services rendered during 2011. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $16.50 per share.

On March 21, 2012, the Company's Board of Directors approved the 2012 Equity Incentive Plan (the "Plan") and reserved a total of 2,000,000 common shares. Under the Plan, officers, key employees, and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock.

On May 15, 2012, Ocean Rig's Compensation Committee approved the grant of: a) 4,500 shares of non-vested common stock to an officer as an additional bonus for his services rendered during 2011 and, b) 28,200 shares to new recruited employees as a sign-up stock bonus. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $15.92 per share.

On December 5, 2012, 7,500 shares were awarded to an officer of the Company. The fair value of the shares on the grant date was $15.75 and the shares vested in March 2013.

On May 16, 2013, the Company's Compensation Committee approved the grant of 192,400 shares of non-vested common stock to the Company's employees. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $16.90 per share.

On August 20, 2013, the Company's Compensation Committee approved a sign-on bonus of 150,000 shares of the Company's common stock to Azara, pursuant to a consultancy agreement with Azara effective January 1, 2013, relating to the services of Mr. George Economou as Chief Executive Officer of the Company. The shares vest over a period of two years  with 50,000 shares vesting on the grant date, 50,000 shares vesting on August 20, 2014 and 50,000 vesting on August 20, 2015, respectively. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $17.56 per share.

On March 31, 2014, Ocean Rig's Compensation Committee approved the grant of 153,700 shares of non-vested common stock to employees of Ocean Rig. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $17.79 per share.

Dividends of $0.19 per share were declared and paid to the non-vested shares during May 2014.

As of June 30, 2014, 123,683 shares have vested, while 119,900 shares were forfeited due to employees' resignations.

The movement during the six-month period ended June 30, 2014, is presented below:

	Number of non vested shares	Weighted average grant date fair value per non vested shares

Balance December 31, 2013	239,867	17.15
Granted	153,700	17.79
Forfeited	(26,850)	16.49
Balance June 30, 2014	366,717	$17.47

As of December 31, 2013 and June 30, 2014, there was $2,724 and $3,717 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by the Company, respectively. That cost is expected to be recognized over a period of 2 years. The amounts of $591 and $1,655 represent the stock based compensation expense for each period accordingly and are recorded in "General and administrative expenses", in the accompanying unaudited interim condensed consolidated statements of operations for the periods ended June 30, 2013 and 2014, respectively.